Financial Instruments (Details 6) - TaxesOnAdjustmentsToFinancialAssetsAvailableForSaleEquityInterestInvestments	12 Months Ended
Dec. 31, 2022
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Economic and Financial Management	{Net Debt / [EBITDA (-) QRR ≥ 0]} ≤ 1 / (1,11 * Selic)
Quality (limit established) DECi	9.29
Quality (limit established) FECi	6.84
Quality (performed) DECi	7.20
Quality (performed) FECi	4.76
Later Than Two Year And Not Later Than Three Years [Member]
IfrsStatementLineItems [Line Items]
Economic and Financial Management	{Net Debt / [EBITDA (-) QRR ≥ 0]} ≤ 1 / (1,11 * Selic)
Quality (limit established) DECi	9.19
Quality (limit established) FECi	6.80
Quality (performed) DECi	7.98
Quality (performed) FECi	5.29